Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use assets and lease liabilities
Schedule of operating lease expenses

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Amortization of right of use assets and interest of lease liabilities	548,350	298,274	43,960
Operating lease expenses with an initial term of 12 months or less	—	51,574	7,601
Total operating lease expenses	548,350	349,848	51,561

	As of December 31,	As of June 30,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Operating cash flows used in operating lease	916,061	252,223	37,173
Right-of-use assets obtained in exchange for new operating lease liabilities	—	663,702	97,818
Right-of-use assets obtained in exchange for operating lease liabilities from modification	1,198,602	—	—
Weighted-average remaining lease term-operating	2.0 years	3.0 years	3.0 years
Weighted-average discount rate-operating	3.2%	3.2%	3.2%

Schedule of maturity analysis of the annual undiscounted cash flows for the lease liabilities

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of June 30, 2026:

	Operating lease
	RMB	US$
Years ending December 31,
2027	590,405	87,015
2028	411,663	60,672
2029	185,096	27,280
2030	194,347	28,643
2031	99,547	14,671
Total undiscounted lease payments	1,481,058	218,281
Less: Imputed interest	(75,758)	(11,166)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	1,405,300	207,115